================================================================================
        C I T I F U N D S(SM)
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NEW YORK TAX FREE RESERVES                                     C I T I F U N D S

SEMI-ANNUAL REPORT
FEBRUARY 29, 2000






--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

CITIFUNDS NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                           14
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          17
 ................................................................................
Notes to Financial Statements                                                 18
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

    Rising interest rates during the reporting period have benefited tax-exempt money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds New York Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's
perspective  on  and  outlook  for  the  tax-exempt   money  market   securities
marketplace.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on tax-exempt money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates.

   The economic conditions that led to higher interest rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors have become concerned that unsustainable economic growth might cause inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.

   DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, THE NEW YORK TAX-EXEMPT MONEY MARKET'S RETURNS WERE CONSTRAINED DUE TO GREATER DEMAND FOR TAX-EXEMPT MONEY MARKET SECURITIES FROM NEW YORK RESIDENTS SEEKING TO PRESERVE CAPITAL WHILE POSSIBLY AWAITING REINVESTMENT IN LONGER TERM MARKETS. Because of this surge in demand, tax-exempt money market yields tended to rise less than yields of taxable money market instruments. On the supply side, while robust economic conditions reduced the issuance of new tax-exempt money market instruments nationally, there was sufficient new issuance in New York to satisfy the Fund's needs.

   THE FUND'S MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO GRADUALLY REDUCE THE FUND'S AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher-yielding securities as they became available. As of February 29, 2000, the Fund's average maturity was 35 days. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.)

   In addition, THE FUND'S MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE FUND'S PORTFOLIO. During the period it was more difficult to find high-yielding opportunities in high-quality, highly liquid instruments. Instead, opportunities were found in non-rated securities issued by smaller municipalities, authorities and school districts in anticipation of operating revenues, tax payments or bond financing.

   In addition, the Fund's holdings of Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks, was increased during the period. At the end of 1999, daily and weekly VRDNs comprised about 63% of the Fund's portfolio. This highly liquid asset mix was designed to protect the Fund from potential Y2K-related problems that have not surfaced. By the end of the reporting period, VRDNs comprised approximately 64% of the Fund's portfolio, with the remainder allocated among municipal notes and tax-exempt commercial paper from New York issuers.

   Looking forward, the Fund's management team expects interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, THE MANAGERS BELIEVE THAT OVER THE LONG TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are carefully searching for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity to lock in higher yields in the near term.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
November 4, 1985                         Distributed annually, if any

NET ASSETS AS OF 2/29/00                 BENCHMARK**
$1,337.0 million                         o Lipper New York Tax Exempt Money
                                           Market Funds Average
                                         o IBC Financial Data New York Tax
                                           Free Money Market Funds Average

*  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.
** The  Lipper  Funds  Average  and IBC Funds Average  reflect  the  performance
   (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 29, 2000         SIX         ONE      FIVE      TEN
(Unaudited)                               MONTHS**      YEAR    YEARS*    YEARS*
================================================================================
CitiFunds New York Tax Free Reserves       1.43%        2.73%    2.95%    2.99%
Lipper New York Tax Exempt Money Market
  Funds Average                            1.45%        2.74%    2.93%    2.98%
IBC Financial Data New York
  Tax Free Money Market Funds Average      1.44%        2.71%    2.90%    2.96%

 * Average Annual Total Return
** Not Annualized

7-DAY YIELDS
Annualized Current   3.02%
Effective            3.06%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS NEW YORK TAX FREE RESERVES VS. IBC FINANCIAL DATA NEW YORK TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds New York Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Funds Average, as published in IBC Money Fund ReportTM, for the one-year period.

[Table below represents chart in it printed piece]

  3/2/99            2.37%               2.29%
  3/9/99            2.27%               2.20%
 3/16/99            2.41%               2.36%
 3/23/99            2.44%               2.38%
 3/30/99            2.39%               2.35%
  4/6/99            2.38%               2.33%
 4/13/99            2.24%               2.16%
 4/20/99            2.43%               2.42%
 4/27/99            2.63%               2.67%
  5/4/99            2.91%               2.92%
 5/11/99            2.82%               2.81%
 5/18/99            2.72%               2.71%
 5/25/99            2.63%               2.61%
  6/1/99            2.57%               2.57%
  6/8/99            2.41%               2.39%
 6/15/99            2.48%               2.47%
 6/22/99            2.60%               2.59%
 6/29/99            2.75%               2.83%
  7/6/99            2.67%               2.69%
 7/13/99            2.33%               2.20%
 7/20/99            2.36%               2.33%
 7/27/99            2.49%               2.43%
  8/3/99            2.50%               2.46%
 8/10/99            2.42%               2.39%
 8/17/99            2.55%               2.51%
 8/24/99            2.56%               2.52%
 8/31/99            2.58%               2.57%
  9/7/99            2.55%               2.53%
 9/14/99            2.57%               2.55%
 9/21/99            2.72%               2.73%
 9/28/99            2.90%               2.95%
 10/5/99            2.90%               2.92%
10/12/99            2.64%               2.66%
10/19/99            2.69%               2.68%
10/26/99            2.73%               2.71%
 11/2/99            2.77%               2.77%
 11/9/99            2.74%               2.73%
11/16/99            2.90%               2.90%
11/23/99            3.01%               3.01%
11/30/99            3.07%               3.08%
 12/7/99            2.92%               2.90%
12/14/99            2.76%               2.75%
12/21/99            3.00%               3.02%
12/28/99            3.44%               3.45%
  1/4/00            3.86%               3.89%
 1/11/00            2.77%               2.75%
 1/18/00            2.54%               2.57%
 1/25/00            2.65%               2.65%
  2/1/00            2.69%               2.71%
  2/8/00            2.57%               2.59%
 2/15/00            2.82%               2.82%
 2/22/00            3.02%               3.01%
 2/29/00            3.02%               3.09%

CitiFunds NY Tax Free Reserves
IBC Financial Date New York Tax Free Money
Market Funds Average

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 14.3%
--------------------------------------------------------------------------------
Metropolitan Transit Authority, NY,
  3.65% due 3/06/00                                 $18,000       $ 18,000,000
Metropolitan Transit Authority, NY,
  3.50% due 3/08/00                                   5,000          5,000,000
Metropolitan Transit Authority, NY,
  3.60% due 3/09/00                                   8,700          8,700,000
Metropolitan Transit Authority, NY,
  3.42% due 3/29/00                                  25,300         25,300,000
Metropolitan Transit Authority, NY,
  3.65% due 4/06/00                                   5,000          5,000,000
Metropolitan Transit Authority, NY,
  3.70% due 4/07/00                                  15,000         15,000,000
Metropolitan Transit Authority, NY,
  3.60% due 4/10/00                                  15,000         15,000,000
Metropolitan Transit Authority, NY,
  3.50% due 5/03/00                                   9,000          9,000,000
New York State Environmental Revenue,
  3.40% due 3/09/00                                   4,300          4,300,000
New York State Environmental Revenue,
  3.65% due 5/04/00                                  15,000         15,000,000
New York State Power Authority Revenue,
  3.70% due 4/03/00                                   5,000          5,000,000
Port Authority, New York and New Jersey,
  4.29% due 1/01/01                                  65,000         65,000,000
Puerto Rico Government Development Authority,
  3.15% due 4/27/00                                   1,836          1,836,000
                                                                   -----------
                                                                   192,136,000
                                                                   -----------

REVENUE, TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- 15.2%
--------------------------------------------------------------------------------
Beacon, NY, BANs,
  4.00% due 8/18/00                                   3,135          3,138,495
Brockport,  NY, Central  School  District,
BANs,
  3.50% due 5/19/00                                   9,200          9,206,930
Carle Place, NY, Union Free School District, TANs,
  4.00% due  6/28/00                                  3,000          3,004,712
Central Islip, NY, Union Free
  School District, TANs,
  4.00% due 6/30/00                                 $18,000        $18,022,959
Chautauqua County, NY, TANs,
  4.38% due 12/21/00                                 10,000         10,021,359
Commack, NY, Union Free School District, BANs,
  3.80% due 6/23/00                                   3,000          3,003,158
Dobbs Ferry, NY, Union Free School District,
  4.25% due  4/17/00                                  2,500          2,501,573
East  Moriches, NY, Union Free School
District, TANs,
  3.80% due 6/23/00                                   4,500          4,504,736
Elmont, NY, Union Free School District, TANs,
  4.00% due 6/29/00                                   2,000          2,002,850
  Fallsburg,  NY, Central School District,
BANs,
  3.50% due 4/27/00                                   8,350          8,353,524
Fayetteville Manlius, NY,
  Central School District,
  TANs,
  4.00% due 6/21/00                                   5,100          5,109,801
Hempstead, NY, BANs,
  4.25% due 5/09/00                                     470            470,369
Jericho, NY, Union Free
  School District, TANs,
  3.75% due 6/28/00                                   1,000          1,000,942
Kenmore Tonawanda, NY, Union Free
  School District, BANs,
  3.30% due 5/04/00                                   3,195          3,195,539
Lawrence, NY, Union Free
  School District,
  4.00% due 6/29/00                                   5,000          5,004,782
Levittown,  NY, Union Free
School District,
TANs,
  3.80% due 6/21/00                                  13,000         13,013,437
Livingston County, NY, BANs,
  3.25% due 3/04/00                                   4,040          4,040,083
Longwood, NY, Central School District, TANs,
  4.00%  due  6/30/00                                 5,000          5,006,373
Monroe  Woodbury,  NY,  Central  School
District, BANs,
  3.50% due 5/26/00                                   2,589          2,589,681
Norwich, NY, BANs,
3.50% due 3/30/00                                     3,579          3,579,822

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
REVENUE, TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Palmyra Macedon, NY,
  Central School District,
  BANs,
  3.50% due 4/20/00                                 $ 3,265        $ 3,266,597
Patchogue-Medford, NY,
Union Free School
District, TANs,
  4.25% due 6/28/00                                   8,200          8,215,558
Plainview-Old  Bethpage, NY,
  Central School District,
  TANs,
  4.00% due 6/30/00                                  10,000         10,014,877
Poughkeepsie, NY, City
  School District, TANs,
  4.00% due 6/30/00                                   4,900          4,906,256
Puerto Rico Municipal Finance Agency,
  5.00% due 8/01/00                                   5,000          5,024,171
Rochester, NY, BANs,
  3.50% due 3/08/00                                  10,000         10,000,984
Rockland County, NY,
  BANs,
  3.25% due 3/03/00                                   6,000          6,000,111
Rye, NY, City School District, G.O.,
  5.13% due 8/15/00                                     525            528,550
Scotia Glenville, NY, Central
  School District, BANs,
  4.00% due 7/14/00                                   1,750          1,751,863
South Country, NY, Central
  School District, TANs,
  3.75% due 6/29/00                                  10,000         10,007,902
South Country, NY,
  Central School District,
  TANs,
  4.25%  due  6/29/00                                 4,000          4,009,495
Southern  Cayuga,  NY,  Central
  School District, BANs,
  3.50% due 5/25/00                                   9,000          9,005,246
Syracuse NY, RANs,
  4.25% due 6/30/00                                   7,000          7,014,853
Taconic Hills, NY, Central
School District, G.O.,
  4.25% due 6/15/00                                     650            651,829
Ulster County, NY, BANs,
  3.50% due 5/05/00                                   3,563          3,564,460
Valley Stream, NY, Central
  School District, TANs,
  4.00% due 6/30/00                                   7,000          7,010,046
Vestal, NY, Central
  School District, BANs,
  3.75% due 6/22/00                                  $5,267        $ 5,274,563
                                                                   -----------
                                                                   203,018,486
                                                                   -----------
ANNUAL, SEMI-ANNUAL AND QUARTERLY
TENDER REVENUE BONDS
AND NOTES (PUTS) -- 8.2%
------------------------------------------------------------------------------
Dutchess County, NY,
  4.50% due 6/15/00                                   1,250          1,252,216
Huntington, NY,
  4.75% due 4/15/00                                   1,145          1,147,269
Metropolitan Transit Authority, NY,
  7.75% due 7/01/00                                   1,420          1,460,891
Metropolitan Transit Authority, NY,
  7.88% due 7/01/00                                   2,500          2,568,640
Municipal Assistance Corp., NY,
  4.75% due 7/01/00                                     400            400,907
Municipal Assistance Corp., NY,
  5.00% due 7/01/00                                   6,920          6,948,592
Municipal Assistance Corp., NY,
  5.25% due 7/01/00                                   4,710          4,732,917
Municipal Assistance Corp., NY,
  5.50% due 7/01/00                                   5,785          5,819,814
Municipal Security Trust Certificates,
  3.92% due 9/07/00                                  20,000         20,000,000
New York City, NY,
  7.50% due 3/15/00                                     505            505,806
New York City, NY,
  8.00% due 3/15/00                                     840            854,060
New York City, NY,
  6.10% due 8/01/00                                   1,080          1,090,116
New York State Dormitory
  Authority Revenue,
  7.25% due 5/15/00                                     490            502,925
New York State Dormitory
  Authority Revenue,
  7.25% due 5/15/00                                   1,065          1,095,010
New York State Dormitory
  Authority Revenue,
7.25% due 5/15/00                                     1,000          1,026,877
New York State Dormitory
  Authority Revenue,
  7.70% due 5/15/00                                   7,305          7,515,156
New York State Dormitory
  Authority Revenue,
  3.50% due 7/01/00                                   1,000            995,114

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
ANNUAL, SEMI-ANNUAL AND QUARTERLY TENDER
REVENUE BONDS AND NOTES (PUTS) -- (CONT'D)
--------------------------------------------------------------------------------
New York State Dormitory Authority Revenue,
  4.00% due 7/01/00                                   $360         $   360,761
New York State Dormitory Authority Revenue,
  7.63% due 7/01/00                                  2,700           2,787,174
New York State Dormitory Authority Revenue,
  7.70% due 7/01/00                                    500             517,212
New York State Dormitory Authority Revenue,
  7.88% due 7/01/00                                  3,500           3,615,658
New York State Environmental Facilities,
  5.10% due 6/15/00                                    700             702,460
New York State Medicare
  Facilities Agency,
  7.875% due 8/15/00                                 5,000           5,192,379
New York State Power Authority,
  4.00% due 9/01/00                                 20,675          20,675,000
Oneida County, NY,
  4.50% due 4/15/00                                    255             255,413
Puerto Rico Commonwealth,
  3.50% due 7/30/00                                 11,800          11,800,000
Suffolk County, NY,
  4.50% due 4/15/00                                    625             625,675
Suffolk County, NY, Judicial Revenue,
  4.50% due 4/15/00                                  2,285           2,287,468
White Plains, NY,  BANs,
  4.00% due 7/12/00                                  2,654           2,659,594
                                                                   -----------
                                                                   109,395,104
                                                                   -----------
VARIABLE RATE DEMAND NOTES* -- 63.2%
--------------------------------------------------------------------------------
ABN AMRO Munitops Certificates Trust,
  due 7/04/07                                        5,000           5,000,000
Alaska State Housing Finance Corp.,
  due 6/01/07                                       18,000          18,000,000
Babylon, NY, Industrial Development Agency, AMT,
  due 7/01/14                                          600             600,000
Bluffton, IN, Economic Development Revenue, AMT,
  due 9/01/05                                        1,285           1,285,000
California State,
  due 10/01/29                                       1,300           1,300,000
Chicago, IL, Board of Education,
  due 6/01/21                                       $2,000          $2,000,000
Clark County, NV, Airport Revenue,
  due 7/01/28                                        1,085           1,085,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/16                                        8,255           8,255,000
Cohasset, MN, Revenue,
  due 6/01/20                                          500             500,000

Columbia County, NY,
  Industrial Development Agency,
  due 2/01/11                                        1,800           1,800,000
Connecticut State,
  due 5/15/14                                        6,200           6,200,000
Connecticut State Housing Financial Authority,
  due 11/15/27                                         195             195,000
Farmington, NM, Pollution Control Revenue,
  due 5/01/24                                        1,000           1,000,000
Franklin County, NY, Industrial Development Agency,
  due 2/01/03                                        2,500           2,500,000
Georgia Local Government
  Certificates of Participation,
  due 6/01/28                                          200             200,000
Glens Falls, NY, Industrial
  Development Agency,
  due 12/01/04                                       1,210           1,210,000
Gulf Coast, TX, Waste
  Disposal Authority,
  due 6/01/24                                          900             900,000
Hamilton County, TN,
  Industrial Development Board,
  due 3/01/15                                        5,900           5,900,000
Harris County, TX,
  Industrial Development Corporation,
  due 2/01/23                                        1,100           1,100,000
Hempstead Town, NY,
  Industrial Development Agency,
  due 12/01/10                                       7,000           7,000,000
Illinois Health Facilities
  Authority Revenue,
  due 12/01/15                                         300             300,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)
                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Indianapolis, IN,
  Industrial Development Revenue, AMT,
  due 12/01/04                                      $2,000         $ 2,000,000
Iowa Industrial Development
  Finance Authority Revenue, AMT,
  due 10/01/15                                       1,000           1,000,000
Jackson County, MS, Pollution Control,
  due 12/01/16                                         455             455,000
Jasper County, MO, Industrial
  Development Authority,
  due 8/01/16                                        2,300           2,300,000
Jefferson County, NY,
  Industrial Development, AMT,
  due 7/01/05                                        1,500           1,500,000
Jefferson Parish, LA,
  Home Mortgage Authority,
  due 12/01/26                                       1,000           1,000,000
Kansas State
  Development Finance Authority Revenue,
  due 11/15/28                                         450             450,000
Kenton County, KY,
  Airport Board Revenue,
  due 3/01/06                                        1,910           1,910,000
Koch Trust STS,
  due 10/06/03                                      20,595          20,595,000
Laurens County, GA,
  Development Authority, AMT,
  due 5/01/17                                        1,000           1,000,000
Lewis County, NY, Industrial
  Development Agency,
  due 9/01/04                                        1,300           1,300,000
Lincoln County, WY, Pollution Control,
  due 8/01/15                                        1,000           1,000,000
Lone Star, TX, Tax Airport Authority,
  due 12/01/14                                         200             200,000
Long Island Power Authority, NY,
  due 4/01/10                                        3,200           3,200,000
Long Island Power Authority, NY,
  due 4/01/25                                        5,000           5,000,000
Long Island Power Authority, NY,
  due 4/01/25                                        1,000           1,000,000
Long Island Power Authority, NY,
  due 12/01/29                                     $15,145         $15,145,000
Long Island Power Authority, NY,
  due 5/01/33                                        1,100           1,100,000
Long Island Power Authority, NY,
  due 5/01/33                                       19,750          19,750,000
Long Island Power Authority, NY,
  due 5/01/33                                        1,090           1,090,000
Louisiana Housing Finance A
  Agency Mortgage Revenue,
  due 6/01/27                                        1,460           1,460,000
Louisiana State Health Education
  Authority Revenue,
  due 10/01/17                                       1,400           1,400,000
Lower Neches Valley Authority, TX,
  due 4/01/29                                        1,700           1,700,000
Macon, GA Trust Receipts,
  due 3/03/07                                       47,490          47,490,000
Macon, GA Trust Receipts, AMT,
  due 2/05/30                                        1,250           1,250,000
Macon, GA Trust Receipts, AMT,
  due 12/05/30                                       8,500           8,500,000
Marion, IN, Revenue,
  due 11/01/14                                       2,500           2,500,000
Massachusetts State Housing Finance Authority, AMT,
  due 7/01/19                                          640             640,000
Mercer County,WV, Industrial Development Revenue,
due 5/01/01                                          1,000           1,000,000
Metropolitan Pier and Exposition Authority, IL,
  due 12/15/19                                         870             870,000
Metropolitan Transit Authority, NY,
  due 7/01/23                                       10,000          10,000,000
Mississippi Single Family Home Corp., AMT,
  due 6/01/28                                          695             695,000
Montgomery County, MD, Housing Opportunities,
  due 9/01/29                                        2,700           2,700,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Moorhead, MN, Solid Waste Disposal, AMT,
  due 4/01/12                                       $2,500         $ 2,500,000
Morgan County, UT, Solid Waste,
  due 8/01/31                                          200             200,000
Municipal Security Trust Certificates,
  due 1/01/03                                       10,000          10,000,000
New Hanover County, NC,
  due 3/01/13                                        2,250           2,250,000
New Rochelle, NY, Industrial Development Agency,
  due 12/01/05                                       5,500           5,500,000
New York City, NY,
  due 8/01/09                                        2,100           2,100,000
New York City, NY,
  due 8/15/09                                          500             500,000
New York City, NY,
  due 8/15/11                                        1,000           1,000,000
New York City, NY,
  due 8/01/15                                        1,700           1,700,000
New York City, NY,
  due 2/15/16                                        2,800           2,800,000
New York City, NY,
  due 8/01/16                                        1,000           1,000,000
New York City, NY,
  due 6/01/17                                        7,175           7,175,000
New York City, NY,
  due 8/01/17                                        1,500           1,500,000
New York City, NY,
  due 8/01/19                                        1,400           1,400,000
New York City, NY,
  due 8/01/19                                        1,000           1,000,000
New York City, NY,
  due 2/01/20                                        1,300           1,300,000
New York City, NY,
  due 8/01/20                                        4,800           4,800,000
New York City, NY,
  due 8/01/20                                        3,000           3,000,000
New York City, NY,
  due 8/01/21                                        4,660           4,660,000
New York City, NY,
  due 8/01/21                                        4,900           4,900,000
New York City, NY,
  due 8/01/21                                        6,000           6,000,000
New York City, NY,
  due 6/01/22                                        2,000           2,000,000
New York City, NY,
  due 8/01/22                                          800             800,000
New York City, NY,
  due 8/15/22                                        1,000           1,000,000
New York City, NY,
  due 8/01/23                                       $4,600         $ 4,600,000
New York City, NY,
  due 8/15/24                                        3,010           3,010,000
New York City, NY,
  due 2/15/26                                        5,100           5,100,000
New York City, NY,
  Cultural Affairs (Carnegie Hall),
  due 12/01/10                                       1,945           1,945,000
New York City, NY,
  Cultural Affairs (Carnegie Hall),
  due 12/01/15                                       2,000           2,000,000
New York City, NY,
  Cultural Affairs (Carnegie Hall),
  due 7/01/29                                        1,100           1,100,000
New York City, NY,  M
  Municipal Water Finance,
  due 6/15/24                                        8,000           8,000,000
New York City, NY,  Health & Hospital Corp.,
  due 2/15/26                                        4,835           4,835,000
New York City, NY,  Health & Hospital Corp.,
  due 2/15/26                                        5,200           5,200,000
New York City, NY,  Housing Development,
  due 1/15/19                                          500             500,000
New York City, NY,  Housing Development,
  due 1/01/23                                        2,700           2,700,000
New York City, NY,  Housing Development,
  due 3/15/25                                          900             900,000
New York City, NY,  Housing Development,
  due 10/15/28                                       1,800           1,800,000
New York City, NY,  Housing Development, AMT,
  due 11/15/28                                      25,000          25,000,000
New York City, NY,  Housing Development,
  due 4/15/29                                        7,000           7,000,000
New York City, NY,  Housing Development,
  due 7/01/31                                        4,900           4,900,000
New York City, NY,  Housing Development, AMT,
  due 8/01/31                                        2,500           2,500,000
New York City, NY,  Industrial
  Development Agency,
  due 12/01/01                                       1,000           1,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York City, NY,
  Industrial Development Agency,
  due 6/30/14                                       $1,700         $ 1,700,000
New York City, NY,
  Industrial Development Agency, AMT,
  due 12/01/17                                       7,300           7,300,000
New York City, NY,
  Industrial Development Agency, AMT,
  due 6/01/22                                        1,160           1,160,000
New York City, NY,
  Transitional Finance Authority Revenue,
  due 11/01/08                                       3,995           3,995,000
New York City, NY,
  Transitional Finance Authority Revenue,
  due 8/15/13                                        5,885           5,885,000
New York City, NY,
  Transitional Finance Authority Revenue,
  due 11/15/15                                       3,475           3,475,000
New York City, NY,
  Transitional Finance Authority Revenue,
  due 11/15/21                                      14,000          14,000,000
New York City, NY,
  Transitional Finance Authority Revenue,
  due 11/01/26                                       2,100           2,100,000
New York City, NY,
  Transitional Finance Authority Revenue,
  due 11/01/27                                       3,600           3,600,000
New York City, NY,
  Transitional Finance Authority Revenue,
  due 11/15/27                                      13,200          13,200,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 5/01/28                                          800             800,000
New York State
  Dormitory Authority Lease,
  due 1/15/23                                        5,000           5,000,000
New York State Dormitory
  Authority Revenue,
  due 1/01/06                                        3,895           3,895,000
New York State Dormitory
  Authority Revenue,
  due 1/01/06                                        3,945           3,945,000
New York State Dormitory
  Authority Revenue,
  due 5/15/15                                       $7,495         $ 7,495,000
New York State
  Dormitory Authority Revenue,
  due 7/01/19                                        1,000           1,000,000
New York State
  Dormitory Authority Revenue,
  due 7/01/19                                        1,300           1,300,000
New York State
  Dormitory Authority Revenue,
  due 7/01/19                                        2,700           2,700,000
New York State
  Dormitory Authority Revenue,
due 7/01/25                                            700             700,000
New York State
  Dormitory Authority Revenue,
  due 7/01/26                                        1,800           1,800,000
New York State Dormitor
  Authority Revenue,
  due 7/01/28                                        8,860           8,860,000
New York State Dormitory
  Authority Revenue,
  due 5/15/29                                       10,000          10,000,000
New York State Energy,
  Research & Development,
  due 12/01/25                                       1,900           1,900,000
New York State Energy,
  Research & Development,
  due 3/01/27                                        1,100           1,100,000
New York State Energy,
  Research & Development,
  due 6/01/29                                        5,250           5,250,000
New York State Energy,
  Research & Development,
  due 10/01/29                                       2,200           2,200,000
New York State Energy,
  Research & Development,
  due 5/01/34                                       23,000          23,000,000
New York State Energy, Research & Development,
  due 5/01/34                                        2,500           2,500,000
New York State Housing Finance Authority, AMT,
  due 11/01/28                                      16,000          16,000,000
New York State Housing Finance Authority,
  due 11/01/30                                      10,000          10,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
------------------------------------------------------------------------------
New York State Housing Finance Authority, AMT,
  due 11/01/32                                      $2,700         $ 2,700,000
New York State Job Development Authority,
  due 3/01/00                                        1,520           1,520,000
New York State Job Development Authority, AMT,
  due 3/01/03                                        6,575           6,575,000
New York State Job Development Authority,
  due 3/01/03                                        3,300           3,300,000
New York State Job Development Authority,
  due 3/01/07                                        4,300           4,300,000
New York State Local Government Assistance Corp.,
  due 4/01/19                                          500             500,000
New York State Local Government Assistance Corp.,
  due 4/01/22                                       47,410          47,410,000
New York State Local Government Assistance Corp.,
  due 4/01/25                                        5,400           5,400,000
New York State Medicare Facilities Agency,
  due 11/01/08                                       2,500           2,500,000
New York State Medicare Facilities Agency,
  due 8/15/14                                        6,640           6,640,000
New York State Medicare
  Facilities Agency,
  due 2/05/29                                        5,625           5,625,000
New York State Thruway Authority,
  due 4/01/10                                        2,700           2,700,000
New York State Thruway Authority,
  due 1/01/27                                       14,800          14,800,000
New York State Thruway Authority,
  due 7/01/27                                        5,000           5,000,000
New York State Thruway Authority,
  due 10/01/30                                      10,000          10,000,000
North Carolina Educational Facilities Finance,
  due 3/01/19                                        5,000           5,000,000
North Carolina Medical Care Community
  Hospital Revenue,
  due 10/01/20                                      $  100         $   100,000
Onondaga County, NY, Industrial
  Development Agency,
  due 12/01/07                                         490             490,000
Orange County, FL, Housing Finance Authority,
  due 2/01/04                                          575             575,000
Orange County, FL, Housing Finance Authority,
  due 6/01/25                                        2,250           2,250,000
Philadelphia, PA, Industrial Development Authority,
  due 5/01/14                                        2,300           2,300,000
Port Authority of New York and New Jersey,
  Special Obligation,
  due 6/01/20                                        1,400           1,400,000
Puerto Rico Commonwealth,
  due 12/01/15                                       7,200           7,200,000
Puerto Rico Commonwealth,
  due 7/01/20                                        6,455           6,455,000
Puerto Rico Commonwealth,
  due 7/01/20                                        3,000           3,000,000
Puerto Rico Commonwealth,
  due 7/01/24                                        4,745           4,745,000
Puerto Rico Commonwealth
  Highway Transportation,
  due 7/01/18                                        3,210           3,210,000
Puerto Rico Commonwealth
  Highway Transportation,
  due 7/01/28                                          800             800,000
Puerto Rico Commonwealth Highway
  Transportation,
  due 7/01/28                                        1,870           1,870,000
Puerto Rico Commonwealth Infrastructure,
  due 7/01/28                                       13,500          13,500,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure,
  due 7/01/28                                       $3,920         $ 3,920,000
Puerto Rico Electric Power Authority,
  due 1/01/12                                        2,180           2,180,000
Puerto Rico Electric Power Authority,
  due 7/01/22                                       15,000          15,000,000
Puerto Rico Electric Power Authority,
  due 7/01/23                                        1,000           1,000,000
Puerto Rico Industrial Tourist Educational Revenue,
  due 10/01/20                                       2,300           2,300,000
Puerto Rico Public Finance Corp.,
  due 6/01/12                                        5,900           5,900,000
Puerto Rico Public Finance Corp.,
  due 6/01/24                                       13,410          13,410,000
Puerto Rico Public Buildings Authority,
  due 1/01/25                                        3,500           3,500,000
Puerto Rico Public Buildings Authority,
  due 7/01/21                                        9,380           9,380,000
Puerto Rico Public Buildings Authority,
  due 7/01/25                                        2,830           2,830,000
Puttable Floating Option, Tax Exempt,
  due 10/11/30                                         505             505,000
Puttable Floating Option, Tax Exempt,
  due 12/05/30                                      15,590          15,590,000
Red Bay, AL, Industrial
  Development Revenue Board,
  due 11/01/10                                       1,900           1,900,000
Rutherford County, TN,
  Industrial Development, AMT,
  due 6/01/03                                        1,750           1,750,000
Saint Charles Parish, LA, Pollution Control,
  due 3/01/24                                        1,325           1,325,000
Schenectady County, NY, Industrial Development,
  due 6/01/09                                        1,730           1,730,000
Seveir County, TN, Public Building Authority,
  due 6/01/09                                       $  465          $  465,000
Seveir County, TN, Public Building Authority,
  due 6/01/08                                        1,425           1,425,000
Seveir County, TN, Public Building Authority,
  due 6/01/17                                        5,000           5,000,000
Seveir County, TN, Public Building Authority,
  due 6/01/19                                        3,000           3,000,000
Seveir County, TN, Public Building Authority,
  due 6/01/27                                        2,500           2,500,000
South Carolina Jobs Economic Development, AMT,
  due 11/01/10                                       2,320           2,320,000
South Carolina Jobs Economic Development, AMT,
  due 12/01/12                                         475             475,000
South Carolina Jobs Economic Development, AMT,
due 6/01/15                                          1,000           1,000,000
Southeast, NY, Industrial Development Agency,
  due 12/01/12                                       2,000           2,000,000
Tennessee Housing Development Agency,
  due 7/01/04                                        7,000           7,000,000
Triborough Bridge and Tunnel Authority, NY,
  due 1/01/12                                        6,240           6,240,000
Triborough Bridge and Tunnel Authority, NY,
  due 1/01/16                                        2,400           2,400,000
University of Puerto Rico, University Revenue,
  due 6/01/25                                        3,375           3,375,000
Walton County, GA, Industrial
  Building Authority, AMT,
  due 10/01/17                                       1,600           1,600,000
Washington State Housing Finance,
  due 11/01/21                                         675             675,000
Washington State Nonprofit Housing,
  due 1/01/27                                        3,000           3,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
------------------------------------------------------------------------------
Wisconsin Housing and Economic Development, AMT,
  due 9/01/17                                       $1,675      $    1,675,000
Wisconsin State Health and Educational Facilities,
  due 8/15/17                                        2,100           2,100,000
                                                                --------------
                                                                   844,900,000
                                                                --------------
TOTAL INVESTMENTS,
AT AMORTIZED COST                                    100.9%      1,349,449,590
OTHER ASSETS,
LESS LIABILITIES                                      (0.9)        (12,423,836)
                                                                --------------
NET ASSETS                                           100.0%     $1,337,025,754
                                                     =====      ==============


AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                         $1,349,449,590
Cash                                                                    350,068
Interest receivable                                                  10,590,065
Receivable for shares of beneficial interest sold                     1,117,384
--------------------------------------------------------------------------------
Total assets                                                      1,361,507,107
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    20,675,000
Dividends payable                                                     2,032,854
Payable for shares of beneficial interest repurchased                 1,010,871
Payable to affiliates:
  Investment advisory fees (Note 3)                                     159,031
  Shareholder servicing agents' fees (Note 4B)                          265,311
  Accrued expenses and other liabilities                                338,286
--------------------------------------------------------------------------------
  Total liabilities                                                  24,481,353
--------------------------------------------------------------------------------
NET ASSETS for 1,337,056,248 shares of beneficial
  interest outstanding                                           $1,337,025,754
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $1,337,056,248
Accumulated net realized loss on investments                            (30,494)
--------------------------------------------------------------------------------
  Total                                                          $1,337,025,754
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                           $21,755,184

EXPENSES:
Administrative fees (Note 4A)                      $1,545,986
Shareholder Servicing Agents' fees (Note 4B)        1,545,986
Investment Advisory fees (Note 3)                   1,236,789
Distribution fees (Note 5)                            618,395
Custody and fund accounting fees                      134,988
Registration fees                                      50,811
Legal fees                                             31,414
Trustees' fees                                         22,179
Audit fees                                             20,300
Shareholder reports                                    17,020
Transfer agent fees                                     8,046
Miscellaneous                                           8,824
--------------------------------------------------------------------------------
  Total expenses                                    5,240,738
Less aggregate amounts waived by Investment
  Adviser, Administrator, and Distributor
 (Notes 3, 4A, and 5)                              (1,214,652)
Less fees paid indirectly (Note 1E)                    (6,570)
--------------------------------------------------------------------------------
Net expenses                                                           4,019,516
--------------------------------------------------------------------------------
Net investment income                                                 17,735,668
NET REALIZED GAIN ON INVESTMENTS                                          13,620
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $17,749,288
================================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 29, 2000   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                          $   17,735,668    $   30,143,033
Net realized gain on investments                       13,620            45,577
-------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                  17,749,288       30,188,610
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                             (17,735,668)      (30,143,033)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF $1.00 PER
SHARE (Note 6):
Proceeds from sale of shares                      698,812,771     1,161,019,287
Net asset value of shares issued
  to shareholders
from reinvestment of dividends                      6,217,409        11,517,849
Cost of shares repurchased                       (549,542,268)   (1,085,790,455)
-------------------------------------------------------------------------------
Net increase in net assets from
  transactions in shares
  of beneficial interest                          155,487,912        86,746,681
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        155,501,532        86,792,258
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             1,181,524,222     1,094,731,964
-------------------------------------------------------------------------------
End of period                                  $1,337,025,754    $1,181,524,222
===============================================================================


See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                                  SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000   -----------------------------------------------------------------
                                     (Unaudited)          1999          1998         1997         1996         1995
=======================================================================================================================
Net Asset Value, beginning
  of period                          $  1.00000       $  1.00000    $  1.00000     $1.00000     $1.00000     $1.00000
Net investment  income                  0.01425          0.02572       0.02991      0.02949      0.02936      0.03136
Dividends from net
  investment income                    (0.01425)       (0,02572)      (0.02991)    (0.02949)    (0.02936)    (0.03136)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                      $  1.00000       $  1.00000    $  1.00000     $1.00000     $1.00000     $1.00000
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                    $1,337,026       $1,181,524    $1,094,732     $976,959     $941,691     $767,129
Ratio of expenses to
  average net assets                       0.65%*           0.65%         0.65%        0.65%        0.65%        0.65%
Ratio of net investment income
  to average net assets                    2.87%*           2.56%         2.99%        2.95%        2.92%        3.15%
Total return                               1.43%**          2.60%         3.03%        2.99%        2.98%        3.18%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the net investment income per share and ratios would have been as follows:

Net investment income
per share                            $  0.01334       $  0.02391    $  0.02791     $0.02739     $0.02725     $0.02917

RATIOS:
Expenses to average net assets             0.85%*           0.84%         0.85%        0.86%        0.86%        0.87%
Net investment income to
  average net assets                       2.67%*           2.38%         2.79%        2.74%        2.71%        2.93%
=======================================================================================================================

 * Annualized.
** Not Annualized.

See notes to financial  statements

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $44,114, all of which will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,236,789 of which $554,720 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.65%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $1,545,986 of which $355,964 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


   B. SHAREHOLDER SERVICING AGENTS FEES The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $1,545,986 for the six months ended February 29, 2000.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $618,395 of which $303,968 was voluntarily waived for the six months ended February 29, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 29, 2000.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $1,497,704,023 and $1,323,810,500, respectively, for the six months ended February 29, 2000.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 29, 2000, for federal income tax purposes, amounted to $1,349,449,590.

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Fund was $1,728. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

 * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS

                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS

                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS

                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME

                 CitiFunds Balanced Portfolio

              BONDS

                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS

                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds New York Tax Free Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds New York Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/NYR/200

         CITIFUNDS(SM)
----------------------


CALIFORNIA
TAX FREE RESERVES


SEMI-ANNUAL REPORT
FEBRUARY 29, 2000



                                    CITIFUNDS


--------------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS CALIFORNIA TAX FREE RESERVES

Letter to Our Shareholders                                             1
 ........................................................................
Portfolio Environment and Outlook                                      2
 ........................................................................
Fund Facts                                                             3
 ........................................................................
Fund Performance                                                       4
 ........................................................................
Portfolio of Investments                                               5
 ........................................................................
Statement of Assets and Liabilities                                    9
 ........................................................................
Statement of Operations                                               10
 ........................................................................
Statement of Changes in Net Assets                                    11
 ........................................................................
Financial Highlights                                                  12
 ........................................................................
Notes to Financial Statements                                         13
 ........................................................................

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

  Rising interest rates during the reporting period have benefited tax-exempt money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000, for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

  In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds California Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal and California personal income taxes, preservation of capital and liquidity.

  This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's
perspective  on  and  outlook  for  the  tax-exempt   money  market   securities
marketplace.

  Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

  THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on California tax-exempt money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates.

  The economic conditions that led to higher rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable economic growth might cause inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised rates an additional 25 basis points on February 2, 2000.

  DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, THE CALIFORNIA TAX-EXEMPT MONEY MARKET'S RETURNS WERE CONSTRAINED BY ADVERSE CHANGES IN THE BALANCE BETWEEN SUPPLY AND DEMAND. Issuance of short-term municipal securities generally fell during the reporting period, as California's strong economy enabled the Golden State and many of its municipalities to improve their fiscal operations, reducing their need to borrow in order to cover short-term deficits. At the same time, demand rose sharply from California residents seeking competitive tax-exempt yields. Because of this imbalance between supply and demand, tax-exempt money market yields tended to rise less than the yields of taxable money market instruments.

  THE FUND'S MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO GRADUALLY REDUCE THE FUND'S AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher-yielding securities as they became available. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) As of February 29, 2000, the Fund's average maturity was 45 days.

  ADDITIONALLY, THE FUND'S MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE FUND'S PORTFOLIO. A relative shortage of municipal notes made it more difficult to find high-yielding opportunities in high-quality, highly liquid instruments, especially toward the end of 1999. Even Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks, were in relatively short supply.

  Nonetheless, at the end of 1999, daily and weekly VRDNs comprised about 68% of the Fund's portfolio. This highly liquid asset mix was designed to protect the Fund from potential Y2K-related problems that have not surfaced. By the end of the reporting period, VRDNs comprised approximately 71% of the Fund's portfolio, with the remainder allocated among fixed-rate municipal notes and tax-exempt commercial paper of California issuers.

  Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, THE MANAGERS BELIEVE THAT OVER THE LONG TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE U.S. ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the Fund's managers are carefully watching for opportunities to take advantage of changes in the interest rates, including possibly extending the Fund's average maturity to lock in higher yields in the near term.


FUND FACTS

FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER             DIVIDENDS
Citibank, N.A                  Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS     CAPITAL GAINS
March 10, 1992                 Distributed annually, if any

NET ASSETS AS OF 2/29/00       BENCHMARKS**
$328.5 million                 o Lipper California Tax Exempt Money
                                 Market Funds Average
                               o IBC Financial Data California Tax
                                 Free Money Market Funds Average

 *A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax adviser.
**The  Lipper  Funds  Average  and IBC Funds  Average  reflect  the  performance
  (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                     SINCE
ALL PERIODS ENDING FEBRUARY 29, 2000        SIX      ONE   FIVE   MARCH 10, 1992
(Unaudited)                                MONTHS**  YEAR  YEARS*  INCEPTION*
================================================================================
CitiFunds California Tax Free Reserves      1.32%    2.56%  2.94%     2.82%
Lipper California Tax Exempt Money Market
  Funds Average                             1.27%    2.52%  2.87%     2.67%+
IBC Financial Data California
  Tax Free Money Market Funds Average       1.27%    2.51%  2.85%     2.66%+

*  Average Annual Total Return
** Not Annualized
+  Since 2/29/92

7-DAY YIELDS
Annualized Current   2.51%
Effective            2.54%

The Annualized CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CALIFORNIA TAX FREE
RESERVES VS. IBC FINANCIAL DATA CALIFORNIA TAX FREE MONEY MARKET
FUNDS AVERAGE

As illustrated, CitiFunds California Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund ReportTM, for the one-year period.

[The figures below represent the chart in the printed piece]

3/2/99     2.24       2.17
           2.16       2.06
           2.35       2.26
           2.37       2.28
           2.32       2.26
           2.32       2.26
           2.22       2.04
           2.34       2.35
           2.53       2.63
           2.74       2.88
           2.72       2.77
           2.63       2.66
           2.55       2.59
6/1/99     2.49       2.52
           2.35       2.3
           2.39       2.31
           2.51       2.47
           2.68       2.75
           2.58       2.57
           2.28       2.06
           2.27       2.15
           2.37       2.24
           2.39       2.32
           2.31       2.22
           2.4        2.36
           2.41       2.37
8/31/99    2.42       2.4
           2.33       2.28
           2.3        2.21
           2.59       2.39
           2.7        2.72
           2.76       2.71
           2.44       2.35
           2.48       2.41
           2.53       2.47
           2.62       2.61
           2.59       2.59
           2.77       2.75
           2.91       2.84
11/30/99   2.96       2.91
           2.83       2.7
           2.54       2.52
           2.81       2.77
           3.38       3.18
           3.78       3.57
           2.58       2.41
           2.23       2.16
           2.27       2.27
           2.38       2.32
           2.2        2.11
           2.34       2.34
           2.42       2.18
2/29/00    2.49       2.28


Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)

                                               PRINCIPAL
                                                 AMOUNT
ISSUER                                        (000'S OMITTED)    VALUE
------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER-- 5.8%
------------------------------------------------------------------------
Government Development Bank of Puerto Rico,
  3.70% due 4/06/00                              $4,000       $4,000,000
Government Development Bank of Puerto Rico,
  3.25% due 4/27/00                               2,000        2,000,000
Government Development Bank of Puerto Rico,
  3.10% due 5/04/00                               2,190        2,190,000
Guam Power Authority Revenue,
  3.30% due 3/10/00                               3,600        3,600,000
Long Beach, CA, Harbor Authority,
  7.15% due 5/15/00                               2,000        2,015,421
San Francisco, CA, County Airports, Series A,
  3.05% due 5/15/00                               5,135        5,135,000
                                                            ------------
                                                              18,940,421
                                                            ------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS)-- 14.7%
------------------------------------------------------------------------
California Pollution Control Finance Authority,
  3.80% due 11/15/00                              2,100        2,100,000
California State Department of Water,
  8.50% due 12/01/00                              1,350        1,397,552
California State, AMT,
  3.20% due 6/01/00                               1,140        1,140,217
California State
  10.50% due 10/01/00                             3,000        3,118,756
Desert Hospital District, CA, Hospital Revenue,
  8.10% due 7/01/00                               4,035        4,176,650
Los Angeles County, CA, Correctional Facilities
  6.50% due 9/01/00                               4,000        4,135,840
Oakland, CA,
  5.10% due 6/15/00                               1,000        1,005,514
Pasadena, CA,
  6.75% due 8/01/00                                 950          981,052
Pitney Bowes Credit Corp.,
  3.80% due 7/12/00                               8,289        8,289,157
Puerto Rico Commonwealth,
  7.70% due 7/01/00                               6,975        7,217,502
Puerto Rico Commonwealth,
  3.50% due 7/30/00                               3,000        3,000,000
Puerto Rico Municipal Finance Agency,
  5.00% due 8/01/00                               6,000        6,031,061
Sacramento County, CA, Municipal Utilities,
  5.00% due 7/01/00                               2,095        2,104,878
San Bernardino County, CA,
  AMT, 5.16% due 6/01/00                          1,850        1,858,896
San Diego, CA,
  4.25% due 9/29/00                                 500          502,129
South Orange, CA, Public
  Finance, 4.50%
  due 8/15/0                                      1,290        1,294,919
                                                            ------------
                                                              48,354,123
                                                            ------------

BOND ANTICIPATION NOTES, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES-- 8.3%
------------------------------------------------------------------------
California Community College, TRANs,
  4.00% due 6/30/00                               2,500        2,507,293
California School Cash Reserves, TRANs,
  4.00% due 7/03/00                               5,000        5,014,782
California State, GO,
  6.65% due 4/01/00                               2,150        2,155,849
California Statewide Community Development,
  TRANs,
  4.00% due 6/30/00                               4,000        4,010,502
Kern County, CA, TRANs,
  4.00% due 6/30/00                               1,200        1,200,047
Los Angeles County, CA, Unified School
  District, TRANs,
  4.00% due 6/30/00                               2,000        2,005,576
Placer, CA, Unified High School District, TRANs,
  4.13% due 10/01/00                              1,000        1,002,692
Puerto Rico Commonwealth, Highway Authority,
  7.20% due 7/01/01                               1,000        1,031,016
San Bernardino, CA, Unified School
  District, TANs,
  4.25% due 12/07/00                              3,000        3,013,380
San Bernardino County, CA, TRANs,
  3.75% due 9/29/00                               2,000        2,001,077
San Diego, CA, TRANs,
  4.00% due 6/30/00                               3,000        3,008,165
Turlock, CA, Public Financing Authority Sewer,
  6.25% due 9/15/00                                 365          369,800
                                                            ------------
                                                              27,320,179
                                                            ------------

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                               PRINCIPAL
                                                 AMOUNT
ISSUER                                        (000'S OMITTED)    VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- 70.7%
------------------------------------------------------------------------
ABN -- Amro Municipal Trust Receipts,
  due 7/05/06                                   $ 1,000      $ 1,000,000
ABN -- Amro Municipal Trust Receipts,
  due 7/04/07                                    10,000       10,000,000
ABAG Financial Authority Nonprofit Corp.,
  due 10/01/27                                    1,000        1,000,000
Alameda County, CA, Industrial Development
  Authority, AMT, due 4/01/29                       800          800,000
Anaheim, CA, Housing Authority, AMT,
  due 11/15/28                                    1,500        1,500,000
Brazos River, TX, Authority,
  AMT, due 4/01/30                                  100          100,000
California Educational Facility Authority
  Revenue,
  due 7/01/22                                     2,700        2,700,000
California Educational Facility Authority
  Revenue,
  due 11/01/29                                    3,000        3,000,000
California Health Facilities Finance Authority,
  due 12/01/15                                      500          500,000
California Health Facilities Finance Authority,
  due 7/01/16                                       100          100,000
California Housing Finance Agency Revenue, AMT,
  due 8/01/24                                     1,500        1,500,000
California Pollution Control Finance Authority,
  due 12/01/12                                      400          400,000
California Pollution Control Finance Authority,
  due 9/01/13                                     1,100        1,100,000
California Pollution Control Finance
  Authority, AMT,
  due 8/01/16                                     5,000        5,000,000
California Pollution Control Finance
  Authority, AMT,
  due 4/01/18                                     1,400        1,400,000
California Pollution Control Finance Authority,
  due 11/01/26                                      800          800,000
California Pollution Control Finance
  Authority, AMT,
  due 10/01/31                                    3,000        3,000,000
California State,
  due 12/01/23                                    1,200        1,200,000
California State,
  due 10/01/29                                    4,000        4,000,000
California State, Economic Development, AMT,
  due 6/01/13                                     1,500        1,500,000
California Statewide Community Development,
  due 11/01/15                                      785          785,000
California Statewide Community Development,
  due 12/01/15                                    3,100        3,100,000
California Statewide Community Development,
  due 12/01/22                                    8,800        8,800,000
California Statewide Community Development,
  due 6/01/24                                     4,080        4,080,000
California Statewide Community Development,
  due 6/01/26                                       600          600,000
California Statewide Community Development,
  due 10/01/26                                    1,700        1,700,000
California Statewide Community Development,
  due 9/01/29                                     2,000        2,000,000
Carlsbad, CA, Multi-Family Housing Revenue,
  due 6/01/11                                       400          400,000
Clarksville, TN, Public Building Authority,
  due 6/01/29                                     1,400        1,400,000
Clipper Tax Exempt Trust, Certificates of
  Participation, AMT,
  due 3/01/15                                     3,505        3,505,000
Connecticut State, Housing Financial
  Authority, AMT,
  due 11/15/27                                    1,960        1,960,000
Contra Costa County, CA,
  due 11/15/22                                      500          500,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                               PRINCIPAL
                                                 AMOUNT
ISSUER                                        (000'S OMITTED)    VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
------------------------------------------------------------------------
Covina, CA, Redevelopment Agency Revenue,
  due 12/01/15                                   $  200       $  200,000
Cucamonga, CA, County Water District,
  due 9/01/22                                     3,450        3,450,000
Golden Empire School Financial Authority,
  due 8/01/29                                     6,000        6,000,000
Gordon County, GA, Development Authority,
  due 9/01/17                                     1,000        1,000,000
Huntington Beach, CA,
  due 6/15/20                                     3,000        3,000,000
Irvine Ranch, CA,
  due 9/02/22                                     4,500        4,500,000
Irvine Ranch, CA, Water
  District, due 9/02/20                           2,800        2,800,000
Irvine Ranch, CA, Water
  District, due 4/01/33                             900          900,000
Kenton County, KY,
  Revenue, due 3/01/06                            1,000        1,000,000
Kentucky State Turnpike
  Authority, due 7/01/03                            285          285,000
Kern County, CA,
  due 2/01/13                                     3,800        3,800,000
Kings River Conservation District of California,
  due 1/01/20                                     1,000        1,014,234
Koch Trust States,
  due 10/06/03                                    4,300        4,300,000
Long Beach, CA, Harbor
  Authority, due 5/15/19                          3,510        3,510,000
Los Angeles, CA, Multi-Family Revenue, AMT,
  due 8/01/19                                    12,700       12,700,000
Los Angeles, CA, Regional
  Airport, due 12/01/24                             300          300,000
Los Angeles, CA,
  Regional Airport,
  due 12/01/25                                      400          400,000
Los Angeles, CA, Department of Water
  and Power, due 10/15/39                         3,000        3,000,000
Louisiana State, Health Education Authority
  Revenue, due 10/01/17                           2,000        2,000,000
Macon Trust Pooled, AMT,
  due 12/05/30                                    4,445        4,445,000
Massachusetts State Industrial Financial
  Agency, due 11/01/25                              360          360,000
Metropolitan Pier and Exposition Authority
  of Illinois,
  due 12/15/19                                      625          625,000
Metropolitan Water District, SC, Waterworks
  Revenue, due 7/01/28                            3,300        3,300,000
Mississippi Home Corp.,
  AMT, due 6/01/28                                  300          300,000
Missouri State Housing Development, AMT,
  due 3/01/30                                     1,995        1,995,000
Morgan County, UT, Solid Waste, AMT,
  due 8/01/31                                       700          700,000
Municipal Securities Trust Certificates, AMT,
  due 11/01/06                                    8,055        8,055,000
National City, CA, Community Development , AMT,
  due 4/01/39                                       500          500,000
 New York Pooled Puttable
 Trust due 10/01/30                               1,590        1,590,000
New York State Local Government Assistant,
  due 4/01/19                                       300          300,000
Newport Beach, CA, Revenue,
  due 10/01/22                                      700          700,000
Newport Beach, CA, Revenue,
  due 10/01/26                                    4,300        4,300,000
North Carolina Educational Facilities Finance,
  due 9/01/26                                       200          200,000
Northern California Public Power Project
  Authority,
  due 7/01/28                                     5,000        5,000,000
Oakland, CA, Economic Development Revenue,
  due 8/01/21                                     2,200        2,200,000
Orange County, CA,
  due 11/01/09                                    2,500        2,500,000
Orange County, CA,
  due 7/01/19                                     7,395        7,395,000
Pasadena, CA,
  due 12/01/16                                      900          900,000
Pitney Bowes Credit Corp.,
  due 10/01/01                                    4,322        4,322,413
Pittsburgh, CA, Mortgage Obligation,
  due 12/30/31                                    2,400        2,400,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                               PRINCIPAL
                                                 AMOUNT
ISSUER                                        (000'S OMITTED)    VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- (CONT'D)
------------------------------------------------------------------------
Port Author, TX, Navagation

  District, due 10/01/24                          $ 700        $ 700,000
Puerto Rico Commonwealth,
  due 7/01/20                                       500          500,000
Puerto Rico Commonwealth,
  due 7/01/27                                     2,750        2,750,000
Puerto Rico Commonwealth, Highways &
  Transportation
  due 7/01/18                                     3,260        3,260,000
Puerto Rico Electric Power Authority,
  due 7/01/22                                     1,900        1,900,000
Puerto Rico Public Finance Corp.,
  due 6/01/12                                       815          815,000
Richmond, VA, Redevelopment and Housing
  Authority,
  due 11/01/29                                      100          100,000
Riverside County, CA, Certificates of
  Participation,
  due 9/01/14                                       500          500,000
Riverside County, CA, Certificates
  of Participation,
  due 12/01/15                                      200          200,000
Sacramento County, CA,
  due 7/15/29                                     3,200        3,200,000
Saint Charles Parish, LA, Pollution,
  due 3/01/24                                     1,000        1,000,000
Saline County, NE, Solid Waste Disposal, AMT,
  due 10/01/16                                    1,500        1,500,000
San Diego, CA, Family Housing Revenue,
  due 12/01/15                                    1,300        1,300,000
San Francisco, CA,
  due 5/01/30                                     2,100        2,100,000
San Francisco, CA, County Airports, Series A,
  due 5/01/29                                     1,675        1,675,000
San Jose, CA, Redevelopment Tax Allocation, AMT,
  due 8/01/27                                     3,645        3,645,000
Santa Clara County, CA, Redevelopment
  Tax Allocation,
  due 6/01/23                                     3,300        3,300,000
Simi Valley, CA, Multi-family Housing,
  due 7/01/23                                     2,400        2,400,000
Sevier County, TN, Public Building Authority,
  due 6/01/09                                       410          410,000

Sevier County, TN, Public Building Authority,
  due 6/01/17                                       155          155,000
Sevier County, TN, Public Building Authority,
  due 6/01/21                                       600          600,000
Stockton, Ca, Multifamily Housing,
  due 9/01/18                                     1,900        1,900,000
University of California,
  due 3/01/07                                       850          850,000
University of Puerto Rico Revenue,
  due 6/01/25                                     1,100        1,100,000
Valley Health System, CA, Hospital Revenue,
  due 5/15/25                                     2,395        2,395,000
Washington State Nonprofit Housing,
  due 1/01/27                                     2,645        2,645,000
Westfield, IN, Industrial Development, AMT,
  due 2/01/02                                     1,000        1,000,000
Westminster, CA, Redevelopment Tax Allocation,
  due 8/01/27                                     2,860        2,860,000
Yolo County, CA, Multi-Family Revenue
  due 11/01/27                                  11,7151        1,715,000
                                                            ------------
                                                             232,151,647
                                                            ------------
TOTAL INVESTMENTS,
AT AMORTIZED COST                                  99.5%     326,766,370
OTHER ASSETS,
LESS LIABILITIES                                    0.5        1,735,484
                                                  -----     ------------
NET ASSETS                                        100.0%    $328,501,854
                                                  =====     ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
========================================================================

ASSETS:
Investments, at amortized cost (Note 1A)                    $326,766,370
Cash                                                              79,552
Interest receivable                                            2,545,199
Receivable for shares of beneficial interest sold                 16,000
------------------------------------------------------------------------
   Total assets                                              329,407,121
------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                545,314
Payable for shares of beneficial interest  repurchased           141,550
Payable to affiliates:
  Investment Advisory fees (Note 3)                               31,822
  Shareholder Servicing Agents' fees (Note 4B)                    66,011
Accrued expenses and other liabilities                           120,570
------------------------------------------------------------------------
  Total liabilities                                              905,267
------------------------------------------------------------------------
NET ASSETS for 328,500,146 shares of beneficial
  interest outstanding                                      $328,501,854
========================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                             $328,500,146
Accumulated net realized gain on investments                       1,708
------------------------------------------------------------------------
  Total                                                     $328,501,854
========================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE    $1.00
========================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
========================================================================
INTEREST INCOME (Note 1B):                                    $5,340,355
EXPENSES
Administrative fees (Note 4A)                $  407,296
Shareholder Servicing Agents' fees (Note 4B)    407,296
Investment Advisory fees (Note 3)               325,837
Distribution fees (Note 5)                      162,918
Custody and fund accounting fees                 47,589
Legal fees                                       22,301
Audit fees                                       20,300
Shareholder reports                              11,901
Transfer agent fees                               9,000
Trustees' fees                                    7,800
Registration fees                                 6,176
Miscellaneous                                     3,775
------------------------------------------------------------------------
Total expenses                                1,432,189
Less aggregate amounts waived by Investment
  Adviser, Administrator, and Distributor
  (Notes 3, 4A and 5)                          (365,800)
Less fees paid indirectly (Note 1E)              (5,611)
------------------------------------------------------------------------
  Net expenses                                                 1,060,778
------------------------------------------------------------------------
Net investment income                                          4,279,577
NET REALIZED GAIN ON INVESTMENTS                                   1,708
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $4,281,285
========================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS



                                             SIX MONTHS ENDED
                                             FEBRUARY 29, 2000     YEAR ENDED
                                                (Unaudited)      AUGUST 31, 1999
================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                           $ 4,279,577      $  7,594,166
Net realized gain on investments                      1,708            17,377
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                      4,281,285         7,611,543
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                            (4,279,577)       (7,594,166)
Net realized gain                                    (7,413)               --
--------------------------------------------------------------------------------
Decrease in net assets from distributions        (4,286,990)       (7,594,166)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
Proceeds  from sale of  shares                  263,684,705       515,988,320
Net asset value of shares issued to
  shareholders from reinvestment of dividends       492,673         1,049,146
Cost of shares repurchased                     (241,703,280)     (496,649,450)
--------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest               22,474,098        20,388,016
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       22,468,393        20,405,393
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             306,033,461       285,628,068
--------------------------------------------------------------------------------
End of period                                  $328,501,854     $ 306,033,461
================================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                           SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                          FEBRUARY 29, 2000 ---------------------------------------------------
                              (Unaudited)      1999      1998       1997      1996       1995
===============================================================================================
Net Asset Value,
  beginning of period            $1.00000   $1.00000   $1.00000   $1.00000  $1.00000  $1.00000
Net investment income             0.01308    0.02473    0.02928    0.02899   0.03089   0.03434
Less dividends from net
  investment income              (0.01308)  (0.02473)  (0.02928)  (0.02899) (0.03089) (0.03434)
-----------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000   $1.00000   $1.00000   $1.00000  $1.00000  $1.00000
===============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $328,502   $306,033   $285,628   $207,345  $150,557  $51,832
Ratio of expenses to average
  net assets                        0.65%*     0.65%      0.65%      0.65%     0.42%    0.30%
Ratio of net investment income
  to average net assets             2.63%*     2.47%      2.92%      2.91%     3.05%    3.43%
Total return                        1.32%**    2.50%      2.97%      2.94%     3.13%    3.49%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                      $0.01195   $0.02243   $0.02687   $0.02630  $0.02481   $0.02513
RATIOS:
Expenses to average net assets      0.88%*     0.88%      0.90%      0.92%     1.01%      1.21%
Net investment income to
  average net assets                2.40%*     2.24%      2.67%      2.64%     2.45%      2.51%
===============================================================================================

 *  Annualized
**  Not Annualized

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The significant accounting policies consistently followed by the Fund are as follows:

  A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

  B. Interest Income Interest income consists of interest accrued and accretion of market discount, less the amortization of any premium on the investments of the Fund.
  C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

  Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

  E. Fees Paid Indirectly The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

  F. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $325,837 of which $121,774 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.65%.

  A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $407,296 of which $121,662 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

  B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $407,296 for the six months ended February 29, 2000.

5. DISTRIBUTION Fees The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $162,918 of which $122,364 was voluntarily waived for the six months ended February 29, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 29, 2000.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $498,509,323 and $476,990,430 respectively, for the six months ended February 29, 2000.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 29, 2000 for federal income tax purposes, amounted to $326,766,370.

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Fund was $458. Since the line of credit was established there have been no borrowings.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------
THE CITIFUNDS FAMILY

        LARGE CAP STOCKS
          CitiFunds Growth & Income Portfolio
          CitiFunds Large Cap Growth Portfolio

        SMALL CAP STOCKS
          CitiFunds Small Cap Growth Portfolio
          CitiFunds Small Cap Value Portfolio

        INTERNATIONAL STOCKS
          CitiFunds International Growth & Income Portfolio
          CitiFunds International Growth Portfolio

        GROWTH WITH INCOME
          CitiFunds Balanced Portfolio

        BONDS
          CitiFunds Short-Term U.S. Government Income Portfolio
          CitiFunds Intermediate Income Portfolio
          CitiFunds National Tax Free Income Portfolio
          CitiFunds New York Tax Free Income Portfolio
          CitiFunds California Tax Free Income Portfolio

        MONEY MARKETS
          CitiFunds Cash Reserves
          CitiFunds U.S. Treasury Reserves
          CitiFunds Tax Free Reserves
          CitiFunds New York Tax Free Reserves
          CitiFunds California Tax Free Reserves
          CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds California Tax Free Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds California Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(c)2000Citicorp     [GRAPHIC OMITTED] Printed on recycled paper      CFS/RCA/200

================================================================================
        C I T I F U N D S(SM)
================================================================================


CONNECTICUT                                                    C I T I F U N D S
TAX FREE
RESERVES

SEMI-ANNUAL REPORT
FEBRUARY 29, 2000



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


CITIFUNDS CONNECTICUT TAX FREE RESERVES

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                            8
 ................................................................................
Statement of Operations                                                        9
 ................................................................................
Statement of Changes in Net Assets                                            10
 ................................................................................
Financial Highlights                                                          11
 ................................................................................
Notes to Financial Statements                                                 12
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

  Rising interest rates during the reporting period have benefited tax-exempt money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a potential reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

  In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Connecticut Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal and Connecticut personal income taxes, preservation of capital and liquidity.

  This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's
perspective  on  and  outlook  for  the  tax-exempt   money  market   securities
marketplace.

  Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

  THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on Connecticut tax-exempt money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of short-term interest rates in a period of rising interest rates.

  The economic conditions that led to higher rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable economic growth might cause inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.

  DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, THE CONNECTICUT TAX-EXEMPT MONEY MARKET'S RETURNS WERE CONSTRAINED BY ADVERSE CHANGES IN THE BALANCE BETWEEN SUPPLY AND DEMAND. Issuance of short-term municipal securities generally fell during the reporting period, as the strong U.S. economy enabled Connecticut and many of its municipalities to improve their fiscal operations, reducing their need to borrow in order to cover short-term deficits. At the same time, demand rose from Connecticut residents seeking competitive tax-exempt yields. Because of this imbalance between supply and demand, tax-exempt money market yields tended to rise less than yields of taxable money market instruments.

  THE FUND'S MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO GRADUALLY REDUCE THE FUND'S AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher-yielding securities as they became available. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) As of February 29, 2000, the Fund's average maturity was 52 days.

  ADDITIONALLY, THE MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE PORTFOLIO. A relative shortage of municipal notes made it difficult for the Fund's managers to find high-yielding opportunities in high-quality, highly liquid instruments, especially toward the end of 1999. However, these kinds of opportunities arose occasionally when several Connecticut towns issued Bond Anticipation Notes to finance short-term operations.

  Even Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks, were in relatively short supply. Nonetheless, at the end of 1999, daily and weekly VRDNs comprised about 52% of the Fund's portfolio. This highly liquid asset mix was designed to protect the portfolio from potential Y2K-related problems that have not surfaced. By the end of the reporting period, VRDNs comprised approximately 56% of the Fund's portfolio, with the remainder allocated among fixed-rate municipal notes and tax-exempt commercial paper of Connecticut issuers.

  Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, THEY BELIEVE THAT OVER THE LONG TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE U.S. ECONOMY IN 2000 BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are carefully looking for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity to lock in higher yields in the near term.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER                     DIVIDENDS
Citibank, N.A.                         Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS             CAPITAL GAINS
December 1, 1993                       Distributed annually, if any

NET ASSETS AS OF 2/29/00               BENCHMARKS**
$179.0 million                         o Lipper Connecticut Tax Exempt
                                         Money Market Funds Average

                                       o IBC Financial Data Connecticut Tax
                                         Free Money Market Funds Average

* A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax adviser.

**The  Lipper  Funds  Average  and IBC Funds  Average  reflect  the  performance
  (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
                                                                     DECEMBER 1,
ALL PERIODS ENDED FEBRUARY 29, 2000     SIX       ONE       FIVE        1993
(Unaudited)                           MONTHS**    YEAR      YEARS*   INCEPTION*
================================================================================
CitiFunds Connecticut Tax Free Reserves 1.39%     2.67%     2.99%      2.96%
Lipper Connecticut Tax Exempt Money
  Market Funds Average                  1.36%     2.56%     2.81%      2.72%+
IBC Financial Data Connecticut
  Tax Free Money Market Funds Average   1.35%     2.56%     2.81%      2.72%+

 * Average Annual Total Return
** Not Annualized
 + Since 11/30/93

7-DAY YIELDS
Annualized Current           2.96%
Effective                    3.01%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CONNECTICUT TAX FREE RESERVES VS. IBC FINANCIAL DATA CONNECTICUT TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Connecticut Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC's Money Fund ReportTM, for the one-year period.

The following represents a chart in the printed piece:
-----------------------------------------------------
        CitiFunds Connecticut         IBC Financial Data Connecticut
         Tax Free Reserves            Tax Free Money Market Funds Average
        ---------------------         -----------------------------------
3/2/99 ......  2.39                                2.15
               2.27                                2.04
               2.38                                2.18
               2.4                                 2.22
               2.38                                2.2
               2.39                                2.19
 4/15/99 ....  2.3                                 2.08
               2.41                                2.25
               2.59                                2.46
               2.76                                2.79
               2.73                                2.66
               2.49                                2.56
 5/25/99 ....  2.6                                 2.45
               2.55                                2.41
               2.41                                2.25
               2.47                                2.34
               2.57                                2.47
               2.7                                 2.65
               2.65                                2.52
7/15/99 .....  2.33                                2.18
               2.34                                2.21
               2.44                                2.3
               2.45                                2.3
               2.38                                2.24
               2.46                                2.41
               2.5                                 2.43
               2.52                                2.45
               2.5                                 2.4
 9/30/99 ....  2.5                                 2.42
               2.59                                2.56
               2.79                                2.77
               2.82                                2.75
               2.6                                 2.51
               2.6                                 2.54
               2.65                                2.57
               2.7                                 2.62
               2.7                                 2.6
11/15/99 ....  2.78                                2.73
               2.98                                2.84
               3                                   2.88
               2.83                                2.73
               2.72                                2.59
               2.93                                2.8
               3.32                                3.22
               3.64                                3.61
1/30/00 .....  2.75                                2.61
               2.48                                2.36
               2.48                                2.48
               2.6                                 2.53
               2.5                                 2.44
               2.73                                2.73
               2.93                                2.78
2/29/00 .....  2.96                                2.85



Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 29, 2000
(Unaudited)
                             PRINCIPAL
                              AMOUNT
ISSUER                     (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 2.8%
--------------------------------------------------------------------------------
Government Development
  Bank, Puerto Rico,
  3.15% due 4/27/00           $2,000               $2,000,000
Government Development
  Bank, Puerto Rico,
  3.25% due 4/27/00            3,000                3,000,000
                                                 ------------
                                                    5,000,000
                                                 ------------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- 23.9%
-------------------------------------------------------------------------------
Branford, CT, BANs,
  4.00% due 7/26/00            4,020                4,029,358
Connecticut State, G.O.,
  4.00% due 3/15/00              500                  500,053
Connecticut State, G.O.,
  5.90% due 3/15/00            1,450                1,451,496
Connecticut State, G.O.,
  4.50% due 5/15/00              250                  250,650
Connecticut State, G.O.,
  5.00% due 8/01/00              900                  904,199
Connecticut State, G.O.,
  3.90% due 8/17/00            5,000                5,000,000
Ellington, CT, G.O.,
  6.00% due 3/15/00              355                  355,382
Enfield, CT, BANs,
  6.00% due 10/15/00           1,000                1,014,552
Glastonbury, CT, G.O.,
  4.00% due 4/01/00              700                  700,638
Hartford County, CT, G.O.,
  4.00% due 8/01/00            1,000                1,002,029
North Haven, CT,
  4.38% due 10/25/00           2,100                2,104,980
Old Saybrook, CT,
  4.25% due 9/06/00            2,000                2,004,001
Regional School District
  No. 7, CT, BANs,
  3.50% due 3/16/00            3,639                3,639,436
Regional School District
  No. 14, CT, BANs,
  6.00% due 6/01/00              250                  251,687
Regional School District
  No. 16, CT, BANs,
  4.00% due 4/07/00            4,000                4,001,966
Scotland, CT, BANs,
  4.10% due 11/17/00             890                  890,910
Southeastern Connecticut,
  Water Authority, TRANs,
  3.19% due 3/16/00              773                  773,058
Stafford, CT, BANs,
  4.38% due 8/03/00            3,720                3,724,986
Stamford, CT,
  5.25% due 2/15/01              450                  455,235
Tolland, CT, BANs,
  3.50% due 6/09/00              667                  667,019
Torrington, CT, BANs,
  5.00% due 9/15/00            1,500                1,511,133
Torrington, CT, BANs,
  4.30% due 10/15/00             985                  987,964
Watertown, CT,
  6.00% due 9/15/00              350                  354,327
West Haven, CT,
  4.50% due 7/18/00            3,930                3,941,097
Windsor Locks, CT, BANs,
  4.25% due 1/18/01            2,350                2,355,968
                                                 ------------
                                                   42,872,124
                                                 ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 18.7%
--------------------------------------------------------------------------------
Connecticut State Health
  and Educational Facilities,
  3.20% due 4/05/00            2,435                2,435,000
Connecticut State Health
  and Educational Facilities,
  3.50% due 3/08/00            5,000                5,000,000
Connecticut State Health
  and Educational Facilities,
  7.10% due 7/01/00            6,300                6,491,062
Connecticut State Health
  and Educational Facilities,
  7.38% due 7/01/00            2,595                2,678,280
Connecticut State Housing
  Finance Authority, AMT,
  3.90% due 9/05/00            1,700                1,700,000
Connecticut State Housing
  Finance Authority,
  3.50% due 3/07/00            2,185                2,185,000
Connecticut State Special
  Assessment Unemployment,
  4.60% due 5/15/00              150                  150,360
Connecticut State Special
  Tax Obligation,
  4.00% due 10/01/00             200                  199,706
Connecticut State Special
  Tax Obligation,
  5.50% due 10/01/00             275                  277,495
East Lyme, CT,
  7.00% due 1/15/01              350                  358,755
Farmington, CT,
  6.50% due 9/15/00              400                  405,756
Indiana Health Facility
  Financing Authority,
  4.05% due 3/31/00              900                  900,000

PORTFOLIO OF INVESTMENTS(Continued)                            February 29, 2000
(Unaudited)

                             PRINCIPAL
                              AMOUNT
ISSUER                     (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- (CONT'D)
--------------------------------------------------------------------------------
Montville, CT,
  6.00% due 6/15/00             $250                 $251,523
New Britain, CT,
  6.80% due 4/01/00              250                  250,568
Oxford, CT,
  6.50% due 8/01/00              140                  141,452
Puerto Rico Commonwealth,
  7.70% due 7/01/00              450                  464,320
Puerto Rico Commonwealth,
  3.50% due 7/30/00            3,400                3,400,000
Redding, CT,
  6.50% due 10/15/00             660                  671,399
Stamford, CT,
  4.50% due 7/15/00              285                  285,998
University, CT,
  2.95% due 4/01/00            1,450                1,450,000
Virgin Islands Public
  Finance Authority,
  7.30% due 10/01/00           1,000                1,032,330
West Hartford, CT,
  6.00% due 10/15/00             500                  506,827
Westport, CT,
  5.88% due 7/15/00            1,795                1,811,744
Westport, CT,
  4.75% due 9/15/00              400                  401,462
                                                 ------------
                                                   33,449,037
                                                 ------------
VARIABLE RATE DEMAND NOTES* -- 56.2%
------------------------------------------------------------------------
Alabama State Public School
  and College,
  due 11/01/1                 31,895                1,895,000
Alaska State Housing
  Finance Authority, AMT,
  due 6/01/07                  2,200                2,200,000
Beloit, KS, Industrial
  Revenue, AMT,
  due 12/01/16                 2,900                2,900,000
Brazos River Authority,
  AMT, due 4/01/30               300                  300,000
Connecticut State,
  due 8/01/14                  5,000                5,000,000
Connecticut State Development
  Authority Revenue, AMT,
  due 6/01/13                  3,800                3,800,000
Connecticut State Development
  Authority Revenue, AMT,
  due 6/01/18                  1,060                1,060,000
Connecticut State
  Development Authority
  Revenue, AMT,
  due 10/01/23                 3,925                3,925,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/13                  1,425                1,425,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/20                  2,500                2,500,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/24                  4,500                4,500,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/27                  1,000                1,000,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/27                  1,950                1,950,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/29                 10,300               10,300,000
Connecticut State Housing
  Finance Authority,
  due 11/15/28                 3,300                3,300,000
Connecticut State Special
  Tax Obligation,
  due 12/01/10                 5,200                5,200,000
Dinwiddie County Virginia
  Industrial
  Developmental
  Authority, AMT,
  due 9/01/28                    300                  300,000
Eastern Connecticut
  Resource Recovery
  Authority, AMT,
  due 1/01/14                  4,995                4,995,000
Emmaus Pennsylvania
  General Authority,
  due 3/01/24                  1,100                1,100,000
Fort Wayne Indiana
  Hospital Authority,
  due 1/01/16                    500                  500,000
Hartford, CT,
  Redevelopment Agency,
  due 6/01/20                  3,000                3,000,000
Illinois Health Facilities
  Authority Revenue,
  due 12/01/15                   800                  800,000
Illinois Health Facilities
  Authority Revenue,
  due 7/01/25                  1,300                1,300,000

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)



                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                        (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Kenton County, Airport
  Revenue, AMT,
  due 3/01/15                                        $  400        $    400,000
Macon Trust Pooled Variable
Rate Certificates, AMT,
  due 12/05/30                                        6,895           6,895,000
Maryland State Community
  Development
  Administration, AMT,
  due 4/01/25                                           370             370,000
Morgan County, UT, Solid
  Waste, AMT,
  due 8/01/31                                           800             800,000
North Carolina Educational
  Facilities,
  due 9/01/26                                           100             100,000
Port Authority Jefferson
  County,
  due 10/01/24                                        1,000           1,000,000
Puerto Rico
  Commonwealth,
  due 7/01/20                                         1,600           1,600,000
Puerto Rico
  Commonwealth,
  due 7/01/23                                         1,250           1,250,000
Puerto Rico
  Commonwealth,
  due 7/01/24                                         3,000           3,000,000
Puerto Rico
  Commonwealth,
  due 7/01/28                                           900             900,000
Puerto Rico
  Commonwealth Financing
  Authority,
  due 7/01/28                                         1,150           1,150,000

Puerto Rico
  Commonwealth
  Infrastructure Authority,
  due 7/01/28                                         2,500           2,500,000
Puerto Rico Electrical
  Power Authority,
  due 7/01/22                                         2,300           2,300,000
Puerto Rico Electrical
  Power Authority,
  due 7/01/23                                         4,000           4,000,000
Puerto Rico Public Building
  Authority Revenue,
  due 7/01/25                                         3,000           3,000,000
Puerto Rico Public Finance
  Corp.,
  due 6/01/24                                         4,000           4,000,000
Puerto Rico Public Finance
  Corp.,
  due 6/01/26                                         1,300           1,300,000
Puttable Floating Option
  Trust Receipt, AMT,
  due 5/12/30                                           960             960,000
Shelton, CT, Housing
  Authority Revenue,
  due 12/01/30                                        1,800           1,800,000
                                                                   ------------
                                                                    100,575,000
                                                                   ------------
TOTAL INVESTMENTS,
AT AMORTIZED COST                                     101.6%        181,896,161
                                                     ------        ------------
OTHER ASSETS,
LESS  LIABILITIES                                      (1.6)         (2,891,372)
                                                     ------        ------------
NET ASSETS                                            100.0%       $179,004,789
                                                     ======        ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                           $181,896,161
Cash                                                                     93,253
Interest receivable                                                   1,363,644
Receivable for shares of beneficial interest sold                        32,000
--------------------------------------------------------------------------------
Total assets                                                        183,385,058
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     3,724,985
Dividends payable                                                       330,027
Payable for shares of beneficial interest repurchased                   191,000
Payable to affiliates:
  Investment Advisory fees (Note 3)                                      16,278
  Shareholder  Servicing Agents' fees (Note 4B)                          34,481
Accrued expenses and other liabilities                                   83,498
--------------------------------------------------------------------------------
Total liabilities                                                     4,380,269
--------------------------------------------------------------------------------
NET ASSETS for 179,009,318 shares of beneficial
  interest outstanding                                             $179,004,789
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $179,009,318
Accumulated net realized loss on investments                             (4,529)
--------------------------------------------------------------------------------
  Total                                                            $179,004,789
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                          $2,701,872

EXPENSES:
Administrative fees (Note 4A)                       $196,933
Shareholder  Servicing Agents' fees (Note 4B)        196,933
Investment Advisory fees (Note 3)                    157,547
Distribution fees (Note 5)                            78,773
Custody and fund  accounting  fees                    34,211
Audit fees                                            20,300
Legal fees                                            20,201
Transfer agent fees                                    7,000
Shareholder  reports                                   6,360
Trustees' fees                                         5,015
Registration fees                                      3,223
Miscellaneous                                          4,146
--------------------------------------------------------------------------------
  Total expenses                                     730,642
Less aggregate amounts waived by
  Investment Adviser, Administrator, and
  Distributor (Notes 3, 4A and 5)                   (214,982)
Less fees paid indirectly (Note 1E)                   (3,482)
--------------------------------------------------------------------------------
Net expenses                                                             512,178
--------------------------------------------------------------------------------
Net investment income                                                  2,189,694
NET REALIZED GAIN ON INVESTMENTS                                             554
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $2,190,248
================================================================================

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED   YEAR ENDED
                                                  FEBRUARY 29, 2000   AUGUST 31,
                                                     (Unaudited)         1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                $ 2,189,694    $ 4,178,453
Net realized gain on investments                             554          1,712
-------------------------------------------------------------------------------
Net increase in net assets from operations             2,190,248      4,180,165
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                 (2,189,694)    (4,178,453)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
Proceeds from sale of shares                         150,884,528     38,697,352
Net asset value of shares issued to shareholders
  from reinvestment of dividends                         309,367        587,434
Cost of shares repurchased                          (134,242,508)  (233,785,159)
--------------------------------------------------------------------------------
Net increase in net assets from
  transactions in shares of beneficial interest       16,951,387      5,499,627
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            16,951,941      5,501,339
--------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                  162,052,848    156,551,509
--------------------------------------------------------------------------------
End of period                                       $179,004,789   $162,052,848
================================================================================

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                              FEBRUARY 29, 2000   ---------------------------------------------------------------------
                                 (Unaudited)          1999           1998           1997           1996           1995
=======================================================================================================================
Net Asset Value,
beginning of period              $1.00000         $1.00000       $1.00000       $1.00000       $1.00000       $1.00000
Net investment income             0.01386          0.02550        0.02971        0.02914        0.03135        0.03564
Less dividends from
  net investment income          (0.01386)        (0.02550)      (0.02971)      (0.02914)      (0.03135)       0.03564)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
end of period                    $1.00000         $1.00000       $1.00000       $ 1.0000       $1.00000       $1.00000
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's omitted)                  $179,005         $162,053       $156,552       $169,322       $116,025       $ 46,556
Ratio of expenses to
  average net assets (A)             0.65%*           0.65%          0.66%          0.65%          0.42%          0.22%
Ratio of expenses to
  average net assets after
  fees paid indirectly (A)           0.65%*           0.65%          0.65%          0.65%          0.42%          0.22%
Ratio of net investment income
  to average net assets              2.77%*           2.54%          2.98%          2.92%          3.08%          3.60%
Total return                         1.39%**          2.58%          3.01%          2.95%          3.18%          3.62%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                      $0.01251         $0.02289       $0.02712       $ 0.0261       $0.02504       $0.02732

RATIOS:
Expenses to average net assets       0.92%*           0.91%          0.91%          0.95%          1.04%          1.06%
Net investment income to
average net assets                   2.50%*           2.28%          2.72%          2.62%          2.46%          2.76%
=======================================================================================================================

*   Annualized
**  Not Annualized
(A) The expense ratios for the year ended August 31, 1996 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new report guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended on August 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Connecticut Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B.  INTEREST INCOME   Interest  income  consists  of  interest  accrued,  and
accretion of market discount less the amortization of any premium on the investments of the Fund.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $5,083, of which $2,291 will expire on August 31, 2004 and $2,792 will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $157,547 of which $71,571 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit fund expenses to 0.65%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $196,933, of which $71,734 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $196,933 for the six months ended February 29, 2000.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $78,773 of which $71,677 was voluntarily waived for the six months ended February 29, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 29, 2000.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $306,962,119 and $285,881,000, respectively, for the six months ended February 29, 2000.

8.  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES   The  cost of  investment
securities owned at February 29, 2000 for federal income tax purposes, amounted to $181,896,161.

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Fund was $215. Since the line of credit was established there have been no borrowings.

                  THIS PAGE INTENTIONALLY LEFT BLANK.

                  THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

* AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Connecticut Tax Free Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Connecticut Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


(c)2000 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/RCT/200